Lease Obligations (Lease Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating lease costs:
Lease costs	$ 48.4	$ 45.0
Variable lease costs	12.1	12.9
Total operating lease costs	60.5	57.9
Short-term lease costs	4.9	5.0
Finance lease costs:
Amortization of right-of-use assets	2.4	2.7
Interest on lease liabilities	0.1	0.2
Total finance lease costs	2.5	2.9
Total lease costs	$ 67.9	$ 65.8